Commitments and Contingencies - Other Taxes (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
Liability for uncertain tax positions	$ 23.3	$ 17.6	$ 10.3